Long - Term Debt - Principal Payments (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
2022	$ 48,000
2023	48,000
2024	48,000
Thereafter	447,000
Total long-term debt	$ 591,000	$ 615,000